Fair Value of Financial Instruments and Derivative Instruments Derivative Instruments - Asset and Liability Position (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 2
Derivative [Line Items]
Derivative instruments – asset position	$ 0	$ 62,000
Derivative instruments – liability position	0	2,000
Fair Value, Inputs, Level 3
Derivative [Line Items]
Derivative instruments – asset position	0	0
Derivative instruments – liability position	$ 0	$ 0